Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Expenses consist of the following:

	December 31, 2016	December 31, 2015

Commission payable – the junket agents	$-	$4,531,003
Management fee payable – related party (Note 15)	-	399,959
Management and Directors’ compensation	881,956	440,234
Interest expenses (Note 7)	2,297,932	-
Others	441,855	659,800

	$3,621,743	$6,030,996